CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 24,344	$ 18,908
Short-term and restricted bank deposits	3,401	5,661
Short-term marketable securities and accrued interest	6,778	2,480
Trade receivables (net of allowance for doubtful accounts of $2,732 and $2,573 at December 31, 2015 and 2016, respectively)	25,448	25,622
Other receivables and prepaid expenses	3,377	4,405
Inventories	16,333	16,778
Total current assets	79,681	73,854
LONG-TERM ASSETS:
Long-term marketable securities	29,540	50,294
Long-term restricted bank deposits and accrued interest	5,407	3,034
Deferred income tax assets	11,607	2,216
Severance pay funds	17,820	16,086
Total long-term assets	64,374	71,630
PROPERTY AND EQUIPMENT, NET	3,867	4,090
INTANGIBLE ASSETS, NET	2,832	4,024
GOODWILL	36,222	36,222
Total assets	186,976	189,820
CURRENT LIABILITIES:
Current maturities of long-term bank loans	3,451	5,338
Trade payables	7,710	7,304
Other payables and accrued expenses	18,618	17,951
Deferred revenues	14,951	12,885
Total current liabilities	44,730	43,478
LONG-TERM LIABILITIES:
Accrued severance pay	18,941	16,377
Long-term bank loans, net of current maturities	8,493	6,032
Deferred revenues and other liabilities	6,153	6,480
Total long-term liabilities	33,587	28,889
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2015 and 2016; Issued: 55,009,730 and 55,777,786 shares at December 31, 2015 and 2016, respectively; Outstanding: 37,841,603 and 32,411,296 shares at December 31, 2015 and 2016, respectively	101	112
Additional paid-in capital	243,082	238,525
Treasury stock at cost- 17,168,127 and 23,366,490 shares at December 31, 2015 and 2016, respectively	(89,923)	(60,542)
Accumulated other comprehensive loss	(203)	(137)
Accumulated deficit	(44,398)	(60,505)
Total shareholders' equity	108,659	117,453
Total liabilities and shareholders' equity	$ 186,976	$ 189,820